Leases - Summary of Movement in Lease Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Movements In Lease Liabilities [Line Items]
Finance expense	$ 14,782
Ending Balance	178,892
Lease liabilities [member]
Disclosure Of Movements In Lease Liabilities [Line Items]
Beginning balance
On adoption of IFRS 16	194,785
Additions	16,044
Terminations/modifications	(2,535)
Finance expense	14,782
Payment of lease liabilities	(34,094)
Translation adjustments	(10,090)
Ending Balance	$ 178,892